STATEMENT OF OPERATIONS (Unaudited) (Parenthetical) - $ / shares	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Net loss per common share - basic	$ (0.00)	$ (0.04)
Net loss per common share - diluted	$ (0.00)	$ (0.04)
Weighted average common shares outstanding - basic	245,125,335	170,041,289
Weighted average common shares outstanding - diluted	245,125,335	170,041,289